Derivative Financial Instruments - Fair Value and Notional Amounts of Derivative Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notional amounts
Total derivative liabilities	$ (9.7)
Total derivative assets		$ (44.0)
Fair value
Total derivative liabilities	(1.1)
Total derivative assets		6.3
Forwards
Notional amounts
Total derivative liabilities	(9.7)
Total derivative assets		(44.0)
Fair value
Total derivative liabilities	$ (1.1)
Total derivative assets		$ 6.3